Schedule of Nature of Relationship of Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Clustar, Inc. [Member]
Related Party Transaction [Line Items]
Nature of relationship	A company controlled by Mr. Teppei Shinkawa*, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024. [1]
Samulion Factory, Inc. [Member]
Related Party Transaction [Line Items]
Nature of relationship	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024.

[1]	Mr. Teppei Shinkawa resigned in September 2023.